UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  3/31/01

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check one.): [X] is a restatement.

               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cadinha & Co., LLC
Address:	900 Fort Street Mall, Suite 1240
		Honolulu, Hawaii  96813

13F File Number:	028-04292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patricia Y. Phares
Title:		Vice President
Phone:		(808) 523-9488
Signature, Place, and Date of Signing:  4/06/01
	Patricia Y. Phares,	Honolulu, HI	96813

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:  3,201,277

Form 13F Information Table Value Total:  $109,959 (x $1,000)

(SEC USE ONLY)
Page 1 of 1			Name of Rept Mgr:Patricia Phares
Name	Title	CUSIP	Fair Mkt Val	Shares	(a) Sole	(b)
(c)	Instr V	(a)	(b)	(C)
Auto. Data	COM	053015103	8608000	158294	X
N/A	X
Exxon	COM	30231G102	16661000	205695	X
N/A	X
Gen. Elec.	COM	369604103	10361000	247522	X
N/A	X
Intel Corp.	COM	458140100	8386000	318714	X
N/A	X
Kimberly Clark	COM	494368103	8471000	124879	X
N/A	X
Microsoft	COM	594918104	8785000	160635	X
N/A	X
Pfizer, Inc.	COM	717081103	9594000	234295	X
N/A	X
Unumprovident	COM	91529Y106	7906000	270580	X
N/A	X
Walgreen Co.	COM	931422109	10936000	268043	X
N/A	X
WEBS-German	COM	464286806	20251000	1212620	X
N/A	X
COLUMN TOTALS			109959000	3201277